Document and Entity Information	Aug. 22, 2019
Cover [Abstract]
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Amendment Flag	false
Entity Central Index Key	0001090425
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity Address, State or Province	LA
Entity Incorporation State Country Code	DE
Entity File Number	001-36756
Entity Tax Identification Number	72-1449411
Entity Address, Address Line One	5321 Corporate Blvd.
Entity Address, City or Town	Baton Rouge
Entity Address, Postal Zip Code	70808
City Area Code	(225)
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false